Note 06 - Inventories (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 5,563	$ 3,799
Fuel alcohol	317	286
Total	5,880	4,085
Raw materials, mainly crude oil	6,694	5,690
Materials and supplies	1,825	2,044
Other	282	69
Inventory, total	14,681	11,888
Current inventories	14,636	11,834
Long-term inventories	$ 45	$ 54